Accumulated Other Comprehensive Loss - Summary of Income Tax Benefit (Expense) to Component of Other Comprehensive Loss (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance, beginning of year	$ 12
Balance, end of year	51	$ 12
Accumulated Net (Loss) Gain from Designated or Qualifying Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance, beginning of year	(12)	53
Net unrealized (gain) loss	35	(41)
Reclassification of net loss to net income		(24)
Balance, end of year	23	(12)
Accumulated Net Unrealized Loss On Other Long Term Liabilities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance, beginning of year	17	30
Net unrealized (gain) loss	5	(1)
Reclassification of net loss to net income	(1)	(1)
Reclassification of tax effect to retained earnings		(11)
Balance, end of year	21	17
Accumulated Translation Adjustment [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance, beginning of year	7
Net unrealized (gain) loss		7
Balance, end of year	$ 7	$ 7